Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	3.60%		41.10%	4.50%	53.70%
Change in Fair Value of Obligations in Connection With Acquisitions	$ (3,022)		$ 5,578	$ (22,958)	$ (1,289)
Goodwill impairment	695,458			845,858
Reduction in income tax expense associated with amortization of intangible assets		$ 1,700
Increase in income tax expense associated with amortization of intangible assets		$ 3,400
MakerBot [Member]
Income Tax [Line Items]
Reversal of deferred tax liabilities	63,200			80,400
Valuation allowance against deferred tax assets	$ 49,400			$ 66,600